Note 9 - Related Party Transactions	12 Months Ended
Oct. 31, 2015
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
(9)	Related Party Transactions

During fiscal year 2013, the principal and interest on related party loans, payable to one of the AOS founders and a trust for which the founder is the co-trustee, were repaid in full. Interest on the two related party loans accrued at 6% per annum for one of the loans and at a rate equal to the prime rate plus 4% per annum for the other loan. Total interest expense associated with the related party loans for the fiscal year ended October 31, 2013 was $4,157.